Material accounting policies - Changes in accounting policy (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Material accounting policies
Derivative financial liabilities	£ 524,242	£ 108,636	£ 112,770	£ 109,291	£ 115,247